Description of Plan - Contributions (Details) - Mayville Engineering Company, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) item Y
Description of Plan
Minimum service period for profit sharing contribution eligibility (in hours) | item	1,000
Participant's contribution	50.00%
Age for contribution eligibility | Y	50
Deferral rate	4.00%
Auto-escalation of contribution rates	1.00%
Matching contributions	50.00%
Percentage of matching contribution	6.00%
Discretionary contributions | $	$ 0
Maximum
Description of Plan
Auto-escalation of contribution rates	6.00%